Taxes (Details) - Schedule of Group’s Income (Loss) Before Income Taxes - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Taxes (Details) - Schedule of Group’s Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes	$ 23,608,157	$ 10,258,735	$ (5,758,629)
Non-Singapore [Member]
Taxes (Details) - Schedule of Group’s Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes	(1,334,643)	(575,352)
Singapore [Member]
Taxes (Details) - Schedule of Group’s Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes	$ 24,942,800	$ 10,834,087	$ (5,758,629)